Summary of Significant Accounting Policies (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Abstract]
Interest income from a certificate of deposit.		$ 0.1
Converted right to receive share (in Shares) | shares	1	1
Operating segment	1	1
Other segment	$ 0.3	$ 0.8	$ 0.2
Interest income	0.2
Research and development expenses	$ 0.7